Retrospective restatement of the 2016 and 2017 financial statements (Schedule of Adjustment in Loans Payable) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Beginning Balance, Loans payable	$ 980,807	$ 1,010,159	$ 1,012,667
Transfer of accounts receivable for presentation			1,435
Transfer of loans payable by presentation			(3,943)
Transactions of the year	0	0
Interest	7,023	6,040
Difference in changes	(4,762)	(35,392)
Payment	(983,068)
Ending Balance, Loans payable		980,807	1,010,159
Industrias CH, S.A.B. de C.V. [Member]
Statement Line Items [Line Items]
Beginning Balance, Loans payable	226,820	222,626	221,628
Transfer of accounts receivable for presentation			998
Interest	5,570	4,194
Difference in changes
Payment	(232,390)
Ending Balance, Loans payable	0	226,820	222,626
Tuberias Procarsa, S.A. de C.V. [Member]
Statement Line Items [Line Items]
Beginning Balance, Loans payable	591,789	618,118	622,061
Transfer of loans payable by presentation			(3,943)
Interest	1,321	1,449
Difference in changes	(2,363)	(27,778)
Payment	(590,747)
Ending Balance, Loans payable	0	591,789	618,118
Procarsa Tube and Pipe Co. [Member]
Statement Line Items [Line Items]
Beginning Balance, Loans payable	59,648	62,303	62,303
Interest	132	146
Difference in changes	(370)	(2,801)
Payment	(59,410)
Ending Balance, Loans payable	0	59,648	62,303
Pytsa Industrial de Mexico, S.A. de C.V. [Member]
Statement Line Items [Line Items]
Beginning Balance, Loans payable	102,550	107,112	106,675
Transfer of accounts receivable for presentation			437
Interest		251
Difference in changes	(2,029)	(4,813)
Payment	(100,521)
Ending Balance, Loans payable	$ 0	$ 102,550	$ 107,112